Risk Management (Details) - Schedule of high, low and average levels - Market Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Consolidated [member] | Top of Range [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	$ 12,820	$ 15,780
Consolidated [member] | Bottom of Range [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	1,940	1,330
Consolidated [member] | Weighted Average [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	4,450	3,060
Fixed-Income Investments [Member] | Top of Range [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	11,960	9,770
Fixed-Income Investments [Member] | Bottom of Range [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	1,500	1,180
Fixed-Income Investments [Member] | Weighted Average [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	3,190	2,330
Variable-Income Investments [Member] | Top of Range [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	10
Variable-Income Investments [Member] | Bottom of Range [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk		10
Variable-Income Investments [Member] | Weighted Average [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk
Foreign Currency Investments [Member] | Top of Range [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	6,470	6,050
Foreign Currency Investments [Member] | Bottom of Range [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	710	100
Foreign Currency Investments [Member] | Weighted Average [Member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	$ 2,850	$ 1,600